Investments in Companies Accounted for at Equity - Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TSG [Member]
Investments in Companies Accounted for at Equity - Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG (Details) [Line Items]
Beginning Balance	$ 18,998	$ 19,459	$ 27,633
Company’s share of profit (loss)	701	686	(2,027)
Company’s share of other comprehensive income (loss)	(1,964)	(575)	(3,053)
Capital gain realized from issuance of shares	4,141
Capital note conversion	(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)	(572)	(3,094)
Ending Balance	20,453	$ 18,998	$ 19,459
Other Investment [Member]
Investments in Companies Accounted for at Equity - Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG (Details) [Line Items]
Company’s share of profit (loss)	1,617
Adjustments arising from translating financial statements from functional currency to presentation currency	245
Ending Balance	17,185
Acquisition	$ 15,323